Schedule of Investments (unaudited) September 30, 2020	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 20.8%
Acceleron Pharma, Inc.(a)(b)	38,131	$4,290,881
Acerta Pharma BV, Series B, (Acquired 2/01/2016, Cost: $986,402)(c)(d)	17,146,440	2,294,537
Agios Pharmaceuticals, Inc.(a)(b)	25,150	880,250
Alexion Pharmaceuticals, Inc.(a)(b)	26,878	3,075,650
Allakos, Inc.(a)(b)	31,025	2,526,986
Allogene Therapeutics, Inc.(a)(b)	30,786	1,160,940
Alnylam Pharmaceuticals, Inc.(a)(b)	31,968	4,654,541
Amgen, Inc.(a)	55,218	14,034,207
Annexon, Inc.(b)	16,780	507,259
Apellis Pharmaceuticals, Inc.(a)(b)	22,450	677,316
Arcutis Biotherapeutics, Inc.(b)(e)	5,322	155,935
Arena Pharmaceuticals, Inc.(a)(b)	18,854	1,410,091
Atreca, Inc., Class A(b)	19,453	271,758
Biogen, Inc.(a)(b)	10,940	3,103,459
BioMarin Pharmaceutical, Inc.(a)(b)	34,556	2,629,020
Blueprint Medicines Corp.(a)(b)	9,623	892,052
ChemoCentryx, Inc.(a)(b)	5,100	279,480
Dicerna Pharmaceuticals, Inc.(a)(b)	14,790	266,072
Eidos Therapeutics, Inc.(a)(b)	8,058	407,171
FibroGen, Inc.(a)(b)	5,980	245,898
Galapagos NV, ADR(a)(b)	5,792	821,943
Genfit , ADR(b)	1,238	6,586
Genmab A/S(b)	14,763	5,357,574
Genmab A/S, ADR(a)(b)	48,661	1,781,479
Gilead Sciences, Inc.(a)	76,057	4,806,042
Halozyme Therapeutics, Inc.(a)(b)	25,850	679,338
Humanigen, Inc.(b)(e)	20,679	220,025
Immunomedics, Inc.(a)(b)	32,291	2,745,704
Immunovant, Inc.(b)	35,971	1,265,819
Incyte Corp.(a)(b)	23,637	2,121,184
Intellia Therapeutics, Inc.(a)(b)	13,519	268,758
Iovance Biotherapeutics, Inc.(a)(b)	30,890	1,016,899
Kodiak Sciences, Inc.(a)(b)	9,010	533,482
Krystal Biotech, Inc.(b)	5,200	223,860
Mersana Therapeutics, Inc.(a)(b)	57,220	1,065,436
Mirati Therapeutics, Inc.(a)(b)	5,271	875,250
Molecular Templates, Inc.(a)(b)	21,176	231,242
Neurocrine Biosciences, Inc.(a)(b)	21,162	2,034,938
Passage Bio, Inc.(b)	8,140	106,715
Prothena Corp. PLC(a)(b)	21,000	209,790
Rapt Therapeutics, Inc.(b)	8,660	278,852
Regeneron Pharmaceuticals, Inc.(a)(b)	12,485	6,988,853
Relay Therapeutics, Inc.(b)	10,918	464,998
Sarepta Therapeutics, Inc.(a)(b)	8,718	1,224,269
Seattle Genetics, Inc.(a)(b)	62,768	12,283,070
Seres Therapeutics, Inc.(a)(b)	26,200	741,722
Taysha Gene Therapies, Inc.(b)	13,722	307,373
TCR2 Therapeutics, Inc.(a)(b)	10,160	206,451
Vertex Pharmaceuticals, Inc.(a)(b)	41,693	11,345,499
Vir Biotechnology, Inc.(a)(b)	7,660	262,968

		104,239,622

Diversified Financial Services(b) — 0.4%
ARYA Sciences Acquisition Corp. II	12,589	138,479
ARYA Sciences Acquisition Corp. III, Class A	16,560	177,523
BCTG Acquisition Corp	8,720	94,525
Deerfield Healthcare Technology Acquisitions Corp	21,007	223,304
FS Development Corp., Class A	16,513	184,946

Security	Shares	Value

Diversified Financial Services (continued)
Health Sciences Acquisitions Corp	13,696	$150,656
Longview Acquisition Corp	35,345	358,752
Panacea Acquisition Corp	12,152	145,824
Therapeutics Acquisition Corp., Class A	27,000	388,260

		1,862,269

Health Care Equipment & Supplies — 30.3%
Abbott Laboratories(a)	236,025	25,686,601
ABIOMED, Inc.(a)(b)	10,647	2,949,858
Alcon AG(a)(b)	115,493	6,577,326
Baxter International, Inc.(a)	125,666	10,106,060
Becton Dickinson and Co.(a)	30,953	7,202,144
Boston Scientific Corp.(a)(b)	366,053	13,986,885
Edwards Lifesciences Corp.(a)(b)	157,245	12,551,296
Envista Holdings Corp.(b)	36,720	906,250
Intuitive Surgical, Inc.(a)(b)	14,158	10,045,667
Kangji Medical Holdings Ltd., (Acquired 06/22/2020, Cost: $479,242)(b)(d)	264,936	650,177
Masimo Corp.(a)(b)	29,400	6,940,164
Medtronic PLC(a)	140,686	14,620,089
Nevro Corp.(a)(b)	13,352	1,859,934
ResMed, Inc.(a)	25,314	4,339,579
SI-BONE, Inc.(b)	4,237	100,502
Silk Road Medical, Inc.(a)(b)	9,292	624,515
Straumann Holding AG, Registered Shares	2,500	2,529,003
Stryker Corp.(a)	59,696	12,438,855
Teleflex, Inc.(a)	19,140	6,515,639
Varian Medical Systems, Inc.(b)	39,799	6,845,428
Zimmer Biomet Holdings, Inc.(a)	30,125	4,101,217

		151,577,189

Health Care Providers & Services — 18.4%
Amedisys, Inc.(a)(b)	19,072	4,509,193
AmerisourceBergen Corp.(a)	14,280	1,384,018
Anthem, Inc.(a)	37,297	10,017,601
Cardinal Health, Inc.(a)	25,630	1,203,328
Centene Corp.(a)(b)	83,954	4,897,037
Cigna Corp.(a)	53,197	9,012,104
Encompass Health Corp.(a)	40,167	2,610,052
Humana, Inc.(a)	29,780	12,325,644
LHC Group, Inc.(a)(b)	20,224	4,298,813
McKesson Corp.(a)	6,180	920,387
Oak Street Health, Inc.(b)	8,409	449,377
Oak Street Health Inc., (Acquired 03/04/2020, Cost: $575,147)(d)	54,700	2,821,669
Quest Diagnostics, Inc.(a)	12,824	1,468,220
UnitedHealth Group, Inc.(a)(f)	115,262	35,935,234

		91,852,677

Health Care Technology(b) — 0.9%
GoodRx Holdings, Inc., Class A	5,858	325,705
Livongo Health, Inc.(a)	8,920	1,249,246
Teladoc Health, Inc.(a)	13,170	2,887,391

		4,462,342

Insurance(b) — 0.1%
GoHealth, Inc., Class A	36,551	476,077
Selectquote, Inc.(a)	9,800	198,450

		674,527

Life Sciences Tools & Services — 7.7%
Agilent Technologies, Inc.(a)	13,960	1,409,122
Avantor, Inc.(a)(b)	131,114	2,948,754

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Illumina, Inc.(a)(b)	14,172	$4,380,282
IQVIA Holdings, Inc.(a)(b)	25,673	4,046,835
PPD, Inc.(a)(b)	79,280	2,932,567
Thermo Fisher Scientific, Inc.(a)	37,181	16,416,155
WuXi AppTec Co. Ltd., Class H(g)	225,785	3,265,024
Wuxi Biologics Cayman, Inc.(b)(g)	120,500	2,953,221

		38,351,960

Pharmaceuticals — 20.7%
AstraZeneca PLC	15,836	1,730,311
Bristol-Myers Squibb Co.(a)	167,123	10,075,846
Eisai Co. Ltd	30,500	2,785,635
Eli Lilly & Co.(a)	75,883	11,232,202
Hansoh Pharmaceutical Group Ltd.(b)(g)	882,438	4,313,037
Hua Medicine(b)(e)(g)	735,105	473,310
Johnson & Johnson(a)	157,637	23,468,996
Merck & Co., Inc.(a)	103,567	8,590,883
Merck KGaA	25,216	3,676,300
MyoKardia, Inc.(a)(b)	6,691	912,184
Nektar Therapeutics(a)(b)	24,513	406,671
Ocumension Therapeutics, (Acquired 07/06/2020, Cost: $65,918)(b)(d)(g)	34,500	100,999
Pfizer, Inc.(a)	324,195	11,897,956
Roche Holding AG	12,627	4,325,260
Royalty Pharma PLC, Class A(a)	15,446	649,813
Sanofi	68,455	6,860,000
Sanofi, ADR(a)	54,625	2,740,536
Zoetis, Inc.(a)	54,489	9,010,846

		103,250,785

Total Common Stocks — 99.3% (Cost: $305,458,953)		496,271,371

	Par (000)

Corporate Bonds

Biotechnology — 0.1%
Kronos Bio, Inc, (Acquired: 08/20/2020, Cost: $260,000), 0.00%, 02/14/22(c)(d)(h)	$260	260,000

Total Corporate Bonds — 0.1% (Cost: $260,000)		260,000

	Benefical Interest (000)

Other Interests

Pharmaceuticals — 0.0%
Afferent Pharmaceuticals, Inc.(c)(i)	$190	252,913

Total Other Interests — 0.0% (Cost:$—)		252,913

	Shares

Preferred Securities

Preferred Stocks — 0.5%

Biotechnology — 0.5%
Annexon, Inc., Series D, (Acquired 06/26/2020, Cost:$190,006)(d)	15,164	444,146
Arcutis Biotherapeutics, Inc	37,056	1,085,741

Security	Shares	Value

Biotechnology (continued)
Goldfinch Bio, Inc., Series B, (Acquired 06/26/2020, Cost: $149,465)(c)(d)	126,665	$149,465
Sigilon Therapeutics, Inc., Series B, (Acquired 02/14/2020, Cost: $264,000)(c)(d)	44,000	266,200
Taysha Gene Therapies, Inc., Series B, (Acquired 07/30/2020, Cost: $268,600)(d)	17,214	366,956

Total Preferred Securities — 0.5% (Cost: $1,303,168)		2,312,508

Total Long-Term Investments — 99.9% (Cost: $307,022,121)		499,096,792

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(i)(j)	6,247,858	6,247,858
SL Liquidity Series, LLC, Money Market Series, 0.25%(i)(j)(k)	187,003	187,077

Total Short-Term Securities — 1.3% (Cost: $6,434,933)		6,434,935

Total Investments Before Options Written — 101.2% (Cost: $313,457,054)		505,531,727

Options Written — (1.2)% (Premiums Received: $(5,767,781))		(6,168,025)

Total Investments, Net of Options Written — 100.0% (Cost: $307,689,273)		499,363,702

Other Assets Less Liabilities — 0.0%		225,477

Net Assets — 100.0%		$499,589,179

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $7,354,149, representing 1.47% of its net assets as of period end, and an original cost of $3,238,780.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Zero-coupon bond
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust (BME)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,489,138$	2,758,720	(a)	$—		$—	$—	$6,247,858	6,247,858	$30,789		$—
SL Liquidity Series, LLC, Money Market Series	253,877	—		(66,435	)(a)	(363)	(2)	187,077	187,003	7,259	(b)	—

						$(363)	$(2)	$6,434,935		$38,048		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Abbott Laboratories	174	10/02/20	USD	103.00	USD	1,894	$(103,095)
AmerisourceBergen Corp	27	10/02/20	USD	98.50	USD	262	(1,013)
Amgen, Inc	58	10/02/20	USD	242.50	USD	1,474	(75,835)
Becton Dickinson and Co	49	10/02/20	USD	265.00	USD	1,140	(6,125)
Biogen, Inc	18	10/02/20	USD	287.50	USD	511	(2,430)
Boston Scientific Corp	190	10/02/20	USD	40.50	USD	726	(760)
Johnson & Johnson	123	10/02/20	USD	152.50	USD	1,831	(1,169)
Masimo Corp	116	10/02/20	USD	229.00	USD	2,738	(89,074)
Medtronic PLC	95	10/02/20	USD	102.00	USD	987	(17,432)
Regeneron Pharmaceuticals, Inc	4	10/02/20	USD	630.00	USD	224	(110)
Sarepta Therapeutics, Inc	17	10/02/20	USD	157.50	USD	239	(2,550)
Teladoc Health, Inc	52	10/02/20	USD	230.00	USD	1,140	(4,290)
UnitedHealth Group, Inc	145	10/02/20	USD	317.50	USD	4,521	(13,775)
Vertex Pharmaceuticals, Inc	22	10/02/20	USD	280.00	USD	599	(1,100)
Vertex Pharmaceuticals, Inc	11	10/02/20	USD	267.50	USD	299	(5,555)
Zoetis, Inc	91	10/02/20	USD	160.00	USD	1,505	(48,230)
Abbott Laboratories	219	10/09/20	USD	116.00	USD	2,383	(8,322)
Alexion Pharmaceuticals, Inc	31	10/09/20	USD	109.00	USD	355	(20,460)
Anthem, Inc	75	10/09/20	USD	282.50	USD	2,014	(6,938)
Anthem, Inc	74	10/09/20	USD	272.50	USD	1,988	(28,120)
Baxter International, Inc	240	10/09/20	USD	88.00	USD	1,930	(2,400)
Baxter International, Inc	62	10/09/20	USD	84.00	USD	499	(930)
Becton Dickinson and Co	24	10/09/20	USD	242.50	USD	558	(1,500)
Bristol-Myers Squibb Co	237	10/09/20	USD	63.00	USD	1,429	(2,133)
Cardinal Health, Inc	98	10/09/20	USD	51.00	USD	460	(980)
Centene Corp	2	10/09/20	USD	64.00	USD	12	(32)
Edwards Lifesciences Corp	1	10/09/20	USD	86.50	USD	8	(35)
Humana, Inc	23	10/09/20	USD	425.00	USD	952	(7,475)
Humana, Inc	19	10/09/20	USD	407.50	USD	786	(23,560)
Illumina, Inc	35	10/09/20	USD	357.50	USD	1,082	(2,100)
Intuitive Surgical, Inc	12	10/09/20	USD	730.00	USD	851	(10,920)
Johnson & Johnson	142	10/09/20	USD	150.00	USD	2,114	(19,241)
Medtronic PLC	190	10/09/20	USD	105.51	USD	1,974	(17,936)
Pfizer, Inc	155	10/09/20	USD	38.50	USD	569	(1,783)
PPD, Inc	237	10/09/20	USD	32.25	USD	877	(113,082)
Regeneron Pharmaceuticals, Inc	12	10/09/20	USD	570.00	USD	672	(12,420)
Sarepta Therapeutics, Inc	17	10/09/20	USD	157.50	USD	239	(1,870)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
UnitedHealth Group, Inc	140	10/09/20	USD	315.00	USD	4,365	$(51,170)
Vertex Pharmaceuticals, Inc	91	10/09/20	USD	287.50	USD	2,476	(8,873)
Abbott Laboratories	189	10/16/20	USD	110.00	USD	2,057	(33,736)
ABIOMED, Inc	21	10/16/20	USD	280.00	USD	582	(16,590)
Acceleron Pharma, Inc	58	10/16/20	USD	100.00	USD	653	(75,980)
Agilent Technologies, Inc	55	10/16/20	USD	100.00	USD	555	(14,025)
Agios Pharmaceuticals, Inc	50	10/16/20	USD	45.00	USD	175	(625)
Alcon AG	230	10/16/20	USD	60.00	USD	1,310	(9,200)
Alexion Pharmaceuticals, Inc	1	10/16/20	USD	120.00	USD	11	(268)
Allakos, Inc	37	10/16/20	USD	100.00	USD	301	(18,500)
Alnylam Pharmaceuticals, Inc	64	10/16/20	USD	150.00	USD	932	(22,400)
Amedisys, Inc	3	10/16/20	USD	250.00	USD	71	(773)
Amgen, Inc	57	10/16/20	USD	250.00	USD	1,449	(47,167)
Apellis Pharmaceuticals, Inc	45	10/16/20	USD	30.80	USD	136	(6,227)
Arena Pharmaceuticals, Inc	58	10/16/20	USD	70.00	USD	434	(36,250)
Avantor, Inc	265	10/16/20	USD	22.50	USD	596	(21,862)
Biogen, Inc	25	10/16/20	USD	285.00	USD	709	(14,500)
BioMarin Pharmaceutical, Inc	138	10/16/20	USD	80.00	USD	1,050	(15,870)
Blueprint Medicines Corp	19	10/16/20	USD	80.00	USD	176	(25,460)
Boston Scientific Corp	322	10/16/20	USD	41.00	USD	1,230	(3,864)
ChemoCentryx, Inc	10	10/16/20	USD	75.00	USD	55	(1,925)
ChemoCentryx, Inc	10	10/16/20	USD	70.00	USD	55	(2,525)
Cigna Corp	75	10/16/20	USD	195.00	USD	1,271	(1,350)
Dicerna Pharmaceuticals, Inc	30	10/16/20	USD	22.50	USD	54	(900)
Eidos Therapeutics, Inc	32	10/16/20	USD	50.00	USD	162	(8,640)
FibroGen, Inc	23	10/16/20	USD	47.50	USD	95	(10,350)
Galapagos NV, ADR	11	10/16/20	USD	155.00	USD	156	(2,173)
Genmab A/S, ADR	150	10/16/20	USD	40.00	USD	549	(4,500)
GoodRx Holdings, Inc., Class A	12	10/16/20	USD	65.00	USD	67	(1,950)
Immunomedics, Inc	92	10/16/20	USD	48.00	USD	782	(345,000)
Intellia Therapeutics, Inc	27	10/16/20	USD	25.00	USD	54	(945)
Intuitive Surgical, Inc	15	10/16/20	USD	760.00	USD	1,064	(12,000)
Iovance Biotherapeutics, Inc	62	10/16/20	USD	30.00	USD	204	(26,660)
IQVIA Holdings, Inc	51	10/16/20	USD	160.00	USD	804	(13,387)
Johnson & Johnson	160	10/16/20	USD	155.00	USD	2,382	(11,760)
Kodiak Sciences, Inc	13	10/16/20	USD	50.00	USD	77	(13,455)
LHC Group, Inc	17	10/16/20	USD	210.00	USD	361	(11,815)
Livongo Health, Inc	35	10/16/20	USD	140.00	USD	490	(26,075)
Masimo Corp	16	10/16/20	USD	240.00	USD	378	(9,360)
Medtronic PLC	34	10/16/20	USD	110.00	USD	353	(901)
Merck & Co., Inc	153	10/16/20	USD	87.50	USD	1,269	(2,295)
Mersana Therapeutics, Inc	114	10/16/20	USD	25.00	USD	212	(3,135)
Mirati Therapeutics, Inc	11	10/16/20	USD	145.00	USD	183	(28,710)
MyoKardia, Inc	13	10/16/20	USD	110.00	USD	177	(34,905)
MyoKardia, Inc	13	10/16/20	USD	130.00	USD	177	(13,260)
Nektar Therapeutics	49	10/16/20	USD	19.50	USD	81	(1,225)
Neurocrine Biosciences, Inc	70	10/16/20	USD	115.00	USD	673	(2,450)
Nevro Corp	26	10/16/20	USD	135.00	USD	362	(20,540)
Pfizer, Inc	295	10/16/20	USD	37.00	USD	1,083	(20,502)
PPD, Inc	80	10/16/20	USD	35.00	USD	296	(21,200)
Prothena Corp. PLC	84	10/16/20	USD	11.00	USD	84	(2,310)
Quest Diagnostics, Inc	2	10/16/20	USD	120.00	USD	23	(175)
ResMed, Inc	50	10/16/20	USD	185.00	USD	857	(3,750)
Royalty Pharma PLC, Class A	31	10/16/20	USD	50.00	USD	130	(620)
Sanofi, ADR	152	10/16/20	USD	50.00	USD	763	(19,380)
Seattle Genetics, Inc	127	10/16/20	USD	170.00	USD	2,485	(337,820)
Seattle Genetics, Inc	124	10/16/20	USD	180.00	USD	2,427	(216,380)
Selectquote, Inc	13	10/16/20	USD	25.00	USD	26	(130)
Silk Road Medical, Inc	9	10/16/20	USD	55.00	USD	60	(10,980)
Stryker Corp	118	10/16/20	USD	195.00	USD	2,459	(173,460)
TCR2 Therapeutics, Inc	20	10/16/20	USD	22.50	USD	41	(1,350)
Teleflex, Inc	38	10/16/20	USD	380.00	USD	1,294	(5,700)

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Thermo Fisher Scientific, Inc	150	10/16/20	USD	440.00	USD	6,623	$(148,500)
Vir Biotechnology, Inc	29	10/16/20	USD	55.00	USD	100	(435)
Zimmer Biomet Holdings, Inc	111	10/16/20	USD	150.00	USD	1,511	(5,550)
Amgen, Inc	44	10/23/20	USD	257.50	USD	1,118	(29,370)
Baxter International, Inc	55	10/23/20	USD	83.50	USD	442	(3,988)
Becton Dickinson and Co	50	10/23/20	USD	245.00	USD	1,163	(9,125)
Boston Scientific Corp	360	10/23/20	USD	43.00	USD	1,376	(10,440)
Bristol-Myers Squibb Co	91	10/23/20	USD	60.00	USD	549	(12,240)
Cardinal Health, Inc	4	10/23/20	USD	50.00	USD	19	(170)
Centene Corp	145	10/23/20	USD	59.50	USD	846	(24,940)
Cigna Corp	72	10/23/20	USD	172.50	USD	1,220	(28,980)
Eli Lilly & Co	86	10/23/20	USD	155.00	USD	1,273	(9,890)
Humana, Inc	19	10/23/20	USD	407.50	USD	786	(31,255)
Humana, Inc	18	10/23/20	USD	402.50	USD	745	(35,280)
Intuitive Surgical, Inc	17	10/23/20	USD	720.00	USD	1,206	(41,225)
Johnson & Johnson	82	10/23/20	USD	152.50	USD	1,221	(14,965)
Medtronic PLC	125	10/23/20	USD	110.00	USD	1,299	(8,000)
Merck & Co., Inc	154	10/23/20	USD	85.50	USD	1,277	(12,089)
Pfizer, Inc	294	10/23/20	USD	38.00	USD	1,079	(17,052)
UnitedHealth Group, Inc	57	10/23/20	USD	317.50	USD	1,777	(38,475)
Vertex Pharmaceuticals, Inc	42	10/23/20	USD	277.50	USD	1,143	(28,350)
Abbott Laboratories	362	10/30/20	USD	104.00	USD	3,940	(280,550)
AmerisourceBergen Corp	30	10/30/20	USD	99.50	USD	291	(7,650)
Baxter International, Inc	145	10/30/20	USD	82.00	USD	1,166	(29,362)
Boston Scientific Corp	201	10/30/20	USD	40.00	USD	768	(16,080)
Bristol-Myers Squibb Co	170	10/30/20	USD	60.00	USD	1,025	(25,500)
Centene Corp	188	10/30/20	USD	57.00	USD	1,097	(66,740)
Cigna Corp	65	10/30/20	USD	167.50	USD	1,101	(50,050)
Edwards Lifesciences Corp	315	10/30/20	USD	79.50	USD	2,514	(92,925)
Eli Lilly & Co	129	10/30/20	USD	152.50	USD	1,909	(35,152)
Gilead Sciences, Inc	304	10/30/20	USD	64.00	USD	1,921	(60,040)
Humana, Inc	21	10/30/20	USD	410.00	USD	869	(35,490)
Humana, Inc	18	10/30/20	USD	400.00	USD	745	(42,210)
Johnson & Johnson	61	10/30/20	USD	152.50	USD	908	(12,475)
Medtronic PLC	23	10/30/20	USD	104.00	USD	239	(7,107)
Merck & Co., Inc	107	10/30/20	USD	85.00	USD	888	(17,066)
Regeneron Pharmaceuticals, Inc	33	10/30/20	USD	590.00	USD	1,847	(39,270)
UnitedHealth Group, Inc	65	10/30/20	USD	322.50	USD	2,026	(39,000)
Zoetis, Inc	126	10/30/20	USD	162.50	USD	2,084	(73,710)
Boston Scientific Corp	201	11/06/20	USD	38.50	USD	768	(40,501)
Eli Lilly & Co	88	11/06/20	USD	152.50	USD	1,303	(29,964)
Intuitive Surgical, Inc	12	11/06/20	USD	700.00	USD	851	(52,560)
Johnson & Johnson	61	11/06/20	USD	155.00	USD	908	(12,017)
McKesson Corp	24	11/06/20	USD	155.00	USD	357	(12,240)
Medtronic PLC	95	11/06/20	USD	105.00	USD	987	(33,487)
Pfizer, Inc	552	11/06/20	USD	38.00	USD	2,026	(55,752)
ABIOMED, Inc	21	11/20/20	USD	290.00	USD	582	(33,390)
Acceleron Pharma, Inc	94	11/20/20	USD	110.00	USD	1,058	(97,290)
Agios Pharmaceuticals, Inc	50	11/20/20	USD	45.00	USD	175	(3,625)
Alexion Pharmaceuticals, Inc	75	11/20/20	USD	135.00	USD	858	(21,375)
Allakos, Inc	87	11/20/20	USD	85.00	USD	709	(75,690)
Allogene Therapeutics, Inc	123	11/20/20	USD	35.00	USD	464	(58,425)
Amedisys, Inc	73	11/20/20	USD	240.00	USD	1,726	(106,580)
Amgen, Inc	61	11/20/20	USD	255.00	USD	1,550	(77,165)
Apellis Pharmaceuticals, Inc	44	11/20/20	USD	35.00	USD	133	(7,700)
Arena Pharmaceuticals, Inc	17	11/20/20	USD	80.00	USD	127	(14,025)
Blueprint Medicines Corp	19	11/20/20	USD	85.00	USD	176	(22,895)
Boston Scientific Corp	190	11/20/20	USD	40.00	USD	726	(22,420)
Bristol-Myers Squibb Co	170	11/20/20	USD	65.00	USD	1,025	(12,835)
Dicerna Pharmaceuticals, Inc	30	11/20/20	USD	22.50	USD	54	(2,325)
Edwards Lifesciences Corp	312	11/20/20	USD	85.00	USD	2,490	(70,980)
Encompass Health Corp	160	11/20/20	USD	70.00	USD	1,040	(28,800)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Galapagos NV, ADR	12	11/20/20	USD	155.00	USD	170	$(7,800)
Genmab A/S, ADR	24	11/20/20	USD	40.00	USD	88	(3,840)
GoodRx Holdings, Inc., Class A	11	11/20/20	USD	70.00	USD	61	(4,455)
Halozyme Therapeutics, Inc	103	11/20/20	USD	30.00	USD	271	(8,755)
Illumina, Inc	21	11/20/20	USD	290.00	USD	649	(67,515)
Incyte Corp	94	11/20/20	USD	95.00	USD	844	(39,010)
Intellia Therapeutics, Inc	27	11/20/20	USD	25.00	USD	54	(13,500)
Iovance Biotherapeutics, Inc	61	11/20/20	USD	37.00	USD	201	(7,154)
LHC Group, Inc	45	11/20/20	USD	210.00	USD	956	(65,475)
Mersana Therapeutics, Inc	114	11/20/20	USD	30.00	USD	212	(14,820)
Mirati Therapeutics, Inc	10	11/20/20	USD	165.00	USD	166	(25,950)
Molecular Templates, Inc	21	11/20/20	USD	15.00	USD	23	(840)
Nektar Therapeutics	49	11/20/20	USD	22.00	USD	81	(2,328)
Neurocrine Biosciences, Inc	39	11/20/20	USD	120.00	USD	375	(3,705)
Nevro Corp	27	11/20/20	USD	145.00	USD	376	(24,300)
Quest Diagnostics, Inc	50	11/20/20	USD	125.00	USD	572	(10,875)
Sanofi, ADR	66	11/20/20	USD	52.76	USD	331	(8,190)
Selectquote, Inc	26	11/20/20	USD	25.00	USD	53	(1,625)
Seres Therapeutics, Inc	52	11/20/20	USD	30.00	USD	147	(17,680)
Silk Road Medical, Inc	28	11/20/20	USD	70.50	USD	188	(12,969)
Stryker Corp	120	11/20/20	USD	220.00	USD	2,500	(58,800)
Teleflex, Inc	57	11/20/20	USD	360.00	USD	1,940	(70,110)
UnitedHealth Group, Inc	54	11/20/20	USD	310.00	USD	1,684	(91,395)

							$(5,397,896)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Genmab A/S, ADR	UBS AG	2,700	10/07/20	DKK	2,358.99	DKK	6,222	$(9,951)
Merck KGaA	Credit Suisse International	5,100	10/07/20	EUR	118.04	EUR	634	(39,451)
Passage Bio, Inc	JPMorgan Chase Bank N.A.	1,600	10/07/20	USD	16.67	USD	21	(32)
Straumann Holding AG, Registered Shares	Barclays Bank PLC	1,000	10/07/20	CHF	941.20	CHF	932	(10,042)
Sanofi	Barclays Bank PLC	8,300	10/15/20	EUR	90.53	EUR	709	(2,156)
Rapt Therapeutics, Inc	Credit Suisse International	3,400	10/19/20	USD	25.75	USD	110	(24,024)
Eisai Co. Ltd	Morgan Stanley & Co. International PLC	6,100	10/20/20	JPY	9,699.04	JPY	58,757	(16,877)
Hansoh Pharmaceutical Group Ltd	JPMorgan Chase Bank N.A.	100,000	10/20/20	HKD	37.05	HKD	3,788	(20,440)
Molecular Templates, Inc	Credit Suisse International	6,300	10/21/20	USD	12.54	USD	69	(1,098)
Seres Therapeutics, Inc	Credit Suisse Securities (USA) LLC	5,200	10/21/20	USD	26.66	USD	147	(16,973)
TCR2 Therapeutics, Inc	Credit Suisse International	2,000	10/21/20	USD	19.39	USD	41	(4,079)
AstraZeneca PLC	Barclays Bank PLC	4,000	10/22/20	GBP	84.37	GBP	339	(14,399)
Sanofi	Credit Suisse International	7,900	10/22/20	EUR	88.96	EUR	675	(7,083)
WuXi AppTec Co. Ltd., Class H	Citibank N.A.	30,500	10/22/20	HKD	111.47	HKD	3,418	(20,516)
Eisai Co. Ltd	Morgan Stanley & Co. International PLC	6,100	10/23/20	JPY	9,699.04	JPY	58,757	(18,211)
Alcon AG	Credit Suisse International	23,100	10/28/20	USD	59.95	USD	1,316	(22,783)
Alnylam Pharmaceuticals, Inc	Citibank N.A.	6,300	10/28/20	USD	134.39	USD	917	(83,300)
Avantor, Inc	Credit Suisse International	25,900	10/28/20	USD	23.01	USD	583	(28,748)
IQVIA Holdings, Inc	UBS AG	5,100	10/28/20	USD	161.92	USD	804	(22,580)
Kodiak Sciences, Inc	Credit Suisse International	2,300	10/28/20	USD	59.67	USD	136	(9,083)
LHC Group, Inc	Credit Suisse International	1,800	10/28/20	USD	202.88	USD	383	(27,360)
Masimo Corp	Credit Suisse International	1,500	10/28/20	USD	229.00	USD	354	(19,180)
Oak Street Health, Inc	JPMorgan Chase Bank N.A.	3,300	10/28/20	USD	44.94	USD	176	(31,299)
Relay Therapeutics, Inc	Morgan Stanley & Co. International PLC	4,300	10/28/20	USD	46.80	USD	183	(10,794)
WuXi AppTec Co. Ltd., Class H	Morgan Stanley & Co. International PLC	46,000	10/28/20	HKD	113.56	HKD	5,155	(28,624)
Arcutis Biotherapeutics, Inc	Bank of America N.A.	1,100	11/02/20	USD	25.49	USD	32	(5,090)
Passage Bio, Inc	JPMorgan Chase Bank N.A.	1,600	11/02/20	USD	17.07	USD	21	(577)
ResMed, Inc	UBS AG	5,100	11/02/20	USD	192.25	USD	874	(6,494)
Krystal Biotech, Inc	Credit Suisse International	2,000	11/03/20	USD	48.64	USD	86	(2,713)
Merck KGaA	Credit Suisse International	4,900	11/03/20	EUR	126.48	EUR	609	(18,814)

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust (BME)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	2,400	11/04/20	GBP	87.93	GBP	203	$(7,492)
Genmab A/S, ADR	Goldman Sachs International	3,200	11/04/20	DKK	2,326.11	DKK	7,374	(33,911)
Hansoh Pharmaceutical Group Ltd	Citibank N.A.	162,000	11/04/20	HKD	38.71	HKD	6,137	(24,012)
Rogers Corp	UBS AG	2,100	11/04/20	CHF	342.10	CHF	663	(2,921)
Sanofi	Goldman Sachs International	11,100	11/04/20	EUR	89.50	EUR	949	(10,787)
Annexon, Inc	JPMorgan Chase Bank N.A.	6,700	11/06/20	USD	29.75	USD	203	(23,007)
Rogers Corp	UBS AG	2,900	11/06/20	CHF	347.26	CHF	915	(3,730)
Royalty Pharma PLC, Class A	JPMorgan Chase Bank N.A.	3,000	11/06/20	USD	41.70	USD	126	(9,146)
WuXi AppTec Co. Ltd., Class H	JPMorgan Chase Bank N.A.	13,800	11/10/20	HKD	112.97	HKD	1,547	(9,737)
Wuxi Biologics Cayman, Inc	JPMorgan Chase Bank N.A.	48,000	11/10/20	HKD	192.19	HKD	9,117	(65,948)
Arcutis Biotherapeutics, Inc	Citibank N.A.	15,800	11/11/20	USD	30.45	USD	463	(14,255)
Envista Holdings Corp	JPMorgan Chase Bank N.A.	14,600	11/16/20	USD	26.50	USD	360	(9,632)
Hansoh Pharmaceutical Group Ltd	Morgan Stanley & Co. International PLC	90,000	11/19/20	HKD	38.78	HKD	3,409	(11,336)
Immunovant, Inc	JPMorgan Chase Bank N.A.	14,300	11/23/20	USD	40.00	USD	503	(21,444)

								$(770,129)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$96,587,511	$5,357,574	$2,294,537	$104,239,622
Diversified Financial Services	1,862,269	—	—	1,862,269
Health Care Equipment & Supplies	148,398,009	3,179,180	—	151,577,189
Health Care Providers & Services	89,031,008	2,821,669	—	91,852,677
Health Care Technology	4,462,342	—	—	4,462,342
Insurance	674,527	—	—	674,527
Life Sciences Tools & Services	32,133,715	6,218,245	—	38,351,960
Pharmaceuticals	79,459,243	23,791,542	—	103,250,785

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$—	$260,000	$260,000
Other Interests	—	—	252,913	252,913
Preferred Securities
Preferred Stocks	—	1,896,843	415,665	2,312,508
Short-Term Securities
Money Market Funds	6,247,858	—	—	6,247,858

	$458,856,482	$43,265,053	$3,223,115	505,344,650

Investments Valued at NAV(a)				187,077

				$505,531,727

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(5,143,264)	$(1,024,761)	$—	$(6,168,025)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Health Sciences Trust (BME)

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

OTC	Over-the-Counter

SCHEDULE OF INVESTMENTS	9